Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Vessel cost, Balance			$ 1,111,484,926	$ 1,087,601,983
Vessel cost, Additions				44,894,678
Vessel cost, Impairment loss			(169,553,060)	(14,511,735)
Vessel cost, Disposals			(8,100,000)	(6,500,000)
Vessel cost, Transfer from Advances for vessel under construction and acquisitions			30,366,897
Vessel cost, Other additions			1,227,314
Vessel cost, Transfer to Vessel held for sale			(12,250,000)
Vessel cost, Spin-off of tankers			(80,500,000)
Vessel cost, Balance	$ 872,676,077	$ 1,111,484,926	872,676,077	1,111,484,926	$ 1,087,601,983
Accumulated Depreciation, Balance			(279,149,867)	(252,449,580)
Accumulated Depreciation, Impairment loss			124,936,846	10,654,428
Accumulated Depreciation, Disposals			0	(100,378)
Accumulated Depreciation, Depreciation for the year			(37,125,903)	(37,455,093)
Accumulated Depreciation, Balance	(191,338,924)	(279,149,867)	(191,338,924)	(279,149,867)	(252,449,580)
Net Book Value, Balance			832,335,059	835,152,403
Net Book Value, Additions				44,894,678
Net Book Value, Impairment loss			(44,616,214)	(3,857,307)	(993,916)
Net Book Value, Disposals			(8,100,000)	(6,399,622)
Net Book Value, Transfer from Advances for vessel under construction and acquisitions			30,366,897
Net Book Value, Other additions			1,227,314
Net Book Value, Transfer to Vessel held for sale			(12,250,000)
Net Book Value, Spin-off of tankers			(80,500,000)
Net Book Value, Depreciation for the year	(195,858)	(170,884)	(37,125,903)	(37,455,093)	(37,693,733)
Net Book Value, Balance	$ 681,337,153	$ 832,335,059	$ 681,337,153	$ 832,335,059	$ 835,152,403